CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 73,338	$ 96,706
Costs and expenses:
Cost of revenue	82,025	94,280
Selling, general and administrative	28,822	11,611
Total costs and expenses	110,847	105,891
Loss from operations	(37,509)	(9,185)
Other income (expenses):
Gain from sale of consolidated entity	387	0
Gain from sale of equity-method investment	883	581
Other income	180	15
Loss from change in fair value forward purchase agreement	(13,403)	0
Interest expense, net	(3,358)	(866)
Other expenses	(15,311)	(270)
Loss before provision for income taxes	(52,820)	(9,455)
Provision for incomes taxes (benefit)	2	(55)
Net Loss before non-controlling interest	(52,822)	(9,400)
Less: Net Loss attributable to non-controlling interest	0	(33)
Net Loss attributable to Volato Group, Inc.	$ (52,822)	$ (9,367)
Basic and Diluted net loss per share
Basic net loss per share (in dollars per share)	$ (3.46)	$ (0.83)
Diluted net loss per share (in dollars per share)	$ (3.46)	$ (0.83)
Weighted average common share outstanding:
Weighted average common share outstanding, basic (in shares)	15,245,004	11,268,879
Weighted average common share outstanding, diluted (in shares)	15,245,004	11,268,879